INCOME TAXES (Schedule of Income Taxes by Tax Jurisdictions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) from operations before income tax:
PRC	$ (49,984,053)	$ (42,999,102)	$ (107,662,760)
Other jurisdictions	(5,896,782)	(7,482,743)	(9,635,640)
Loss before income taxes	$ (55,880,835)	$ (50,481,845)	$ (117,298,400)